ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued warranty costs
Beginning balance	$ 38,710,874	$ 21,023,381	$ 12,473,142
Warranty provision	21,939,223	17,895,942	8,550,239
Warranty costs incurred	(1,839,911)	(208,449)
Ending balance	$ 58,810,186	$ 38,710,874	$ 21,023,381